Fair Value Measurement - Summary of Financial Instrument Measured on a Basis Other Than Fair Value (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	[1]	$ 16,929	$ 17,496
Senior Notes And Sustainability Linked Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	[1]	15,128	15,717
Senior Notes and Convertible Senior Debentures Included Under Short-Term Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	[1]	$ 1,801	$ 1,779

[1]	The fair value was estimated based on quoted market prices.